12. Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2017
Judicial Deposits Tables
Schedule of detailed information about judicial deposits
	2017	2016

Civil	344,204	471,922
Labor	493,705	468,009
Tax	286,375	291,745
Regulatory	111	111
Online attachment (*)	242,181	62,338

Non-current portion	1,366,576	1,294,125